As filed with the Securities and Exchange Commission on March 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21168

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
 605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Intermediate Municipal Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
JANUARY 31, 2013

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited)

Principal Amount	Security	Value†
($000's omitted)		($000's omitted)z

Municipal Notes (157.7%)

Alabama (1.2%)
1,500	Courtland IDB Solid Waste Disp. Rev. (Champion Int'l Corp. Proj.), Ser. 1999, 6.00%, due 8/1/29	1,507	ß
1,900	Selma IDB Rev. (Int'l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/35	2,104	ß
		3,611
Arizona (7.8%)
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (Assured Guaranty Insured), 5.13%, due 9/1/21	5,732
2,265	Arizona Wtr. Infrastructure Fin. Au. Rev. (Wtr. Quality), Ser. 2008-A, 5.00%, due 10/1/22	2,688
5,870	Mohave Co. Ind. Dev. Au. Correctional Fac. Contract Rev. (Mohave Prison LLC Expansion Proj.), Ser. 2008, 7.50%, due 5/1/19	7,154	ß
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/24	444
1,840	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/18	1,959
1,155	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/22	1,223
1,750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	1,755
2,325	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	2,270
		23,225
California (25.4%)
1,085	California HFA Rev. (Home Mtge.), Ser. 2007-E, 5.00%, due 2/1/42	1,119
2,250	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/39	2,450	ß
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,133	ß
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/24	1,864
1,685	California St. G.O., Ser. 2007, (XLCA Insured), 4.50%, due 8/1/27	1,826
1,845	California St. G.O., Ser. 2005, 5.00%, due 3/1/19	2,000
1,500	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svcs. Cap East End), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/17	1,506
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,800
1,500	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,768
1,240	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003-A, 6.00%, due 10/1/16 Pre-Refunded 4/1/13	1,251	ß
1,035	California Statewide CDA Rev. (California Baptist Univ. Proj.), Ser. 2007-A, 5.30%, due 11/1/18	1,118	ß
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/33	2,513
1,515	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Ser. 2003-A1, 6.25%, due 6/1/33	1,545
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 0.00%, due 8/1/40	2,135	h
1,000	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/16	1,058
1,950	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/17	2,076
1,115	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/18	1,192
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/24	2,273
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/29	4,272	d
2,080	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/18	2,086
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 0.00%, due 8/1/34	5,064	e
2,060	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/19	1,778
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	4,771
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%, due 8/1/34	1,701	f
740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 5.00%, due 9/1/17	741
2,000	San Francisco City & Co. Arpt. Commission Int'l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,308
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/32	3,998	g
3,000	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	3,380
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	7,692	i
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/26	2,885
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	1,732	j
		76,035
Colorado (2.9%)
380	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 1991-D, (XLCA Insured), 7.75%, due 11/15/13	402
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/24	5,825
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/23	2,545
		8,772
District of Columbia (2.8%)
1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/26	1,749	ß
3,035	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/22	3,066	ß
1,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2008-A, 5.50%, due 10/1/18	1,214
2,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/26	2,335
		8,364
Florida (4.0%)
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/26	1,149
800	Eclipse Funding Trust Var. Sts. Rev. (Solar Eclipse Miami-Dade Co.), Ser. 2007-0045, (LOC: U.S. Bank), 0.12%, due 4/1/37	800	µ
1,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.), Ser. 2012-A, 5.50%, due 6/15/22	999	ß
1,710	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 5.00%, due 5/1/20	2,001
1,795	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 5.00%, due 5/1/21	2,102
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/32 Pre-Refunded 8/15/19	1,401	ß
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/27	1,274	ß
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/25	2,335
		12,061
Georgia (1.6%)
4,575	Henry Co. Wtr. & Swr. Au. Ref. Rev., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 5.13%, due 2/1/17 Pre-Refunded 2/1/13	4,666
Guam (2.5%)
1,220	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.75%, due 11/1/20	1,389
650	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.75%, due 11/1/21	740

2,550	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 6.00%, due 7/1/25	2,653
2,630	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	2,802
		7,584
Hawaii (2.6%)
5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/24	5,509
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc. -Subsidiary), Ser. 2009, 6.50%, due 7/1/39	2,329	ß
		7,838
Illinois (13.4%)
3,460	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	3,573
180	Chicago G.O. (Unrefunded Bal.), Ser. 2002-A, (AMBAC Insured), 5.38%, due 1/1/17	181
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008, 5.00%, due 12/1/25	2,298
2,000	Illinois Dev. Fin. Au. Rev. (Evanston Northwestern), Ser. 2001-C, (LOC: Wells Fargo Bank N.A.), 0.10%, due 5/1/31	2,000	µß
5,130	Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History), Ser. 2002, 4.30%, due 11/1/36 Putable 11/1/13	5,245	µß
1,875	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.00%, due 4/1/16	2,046	ß
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24	4,561	ß
1,960	Illinois Fin. Au. Rev. (Navistar Int'l Rec. Zone Fac.), Ser. 2010, 6.50%, due 10/15/40	2,107	ß
5,840	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/22	6,966	ß
3,000	Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.) (Unrefunded Bal.), Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/14	3,237	ß
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998-A, (FGIC Insured), 5.50%, due 6/15/17	1,999
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/26	1,132
2,110	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/26	2,376	ß
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/31	2,251
		39,972
Indiana (6.0%)
4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%, due 8/1/29	4,470	ß
965	Indiana Bond Bank Rev. (Unrefunded Bal. St. Revolving Fund Prog.), Ser. 2001-A, 5.38%, due 2/1/17 Pre-Refunded 2/1/13	975
320	Indiana Bond Bank Rev. (Unrefunded Bal. St. Revolving Fund Prog.), Ser. 2002-B, 5.25%, due 2/1/18 Pre-Refunded 2/1/13	321
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	541	ß
4,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth. Oblig. Group), Ser. 2006-B, 5.00%, due 2/15/21	4,410	ß
1,300	Indiana St. Fin. Au. Rev. (Lease Appropriation), Ser. 2008-A-1, (LOC: JPMorganChase Bank N.A.), 0.12%, due 2/1/39	1,300	µ
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/21	4,021
2,000	Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care Ctr. Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17	2,006	ß
		18,044

Iowa (4.0%)
1,000	Coralville Urban Renewal Rev., Tax Increment, Ser. 2007-C, 5.00%, due 6/1/15	1,068
5,110	Iowa Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2008, 5.50%, due 8/1/22	6,183
3,445	Iowa Std. Loan Liquidity Corp. Rev., Ser. 2011-A1, 5.00%, due 12/1/21	3,795
1,005	Kirkwood Comm. College Iowa New Jobs Training Cert. G.O. (Merged Area X), Ser. 2007-1B, 5.00%, due 6/1/17	1,072
		12,118
Kentucky (0.0%)
10	Shelby Co. Lease Rev., Ser. 2004-A, (LOC: U.S. Bank), 0.12%, due 9/1/34	10	µ
Louisiana (1.4%)
1,500	Louisiana Local Gov't Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%, due 11/1/35	1,793	ß
2,300	Louisiana Pub. Facs. Au. Rev. (Air Prods. & Chemicals, Inc. Proj.), Ser. 2008-C, 0.10%, due 12/1/43	2,300	µß
		4,093
Maine (0.8%)
2,400	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2005, 6.25%, due 1/1/25 Putable 2/1/17	2,464	µß

Maryland (0.8%)
2,400	Prince Georges Co. Hsg. Au. Multi-Family Rev. (Bristol Pines Apts. Proj.), Ser. 2005, (Fannie Mae Insured), 4.85%, due 12/15/38 Putable 12/15/23	2,536	µß

Massachusetts (7.2%)
3,555	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2011-J, 5.00%, due 7/1/23	3,817
5,000	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2012-J, 4.70%, due 7/1/26	5,136
5,000	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/25	5,293
1,375	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 5.00%, due 12/1/30	1,444
530	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville Reg. Hosp.), Ser. 1998-C, 5.75%, due 7/15/13	531	ß
5,030	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	5,048
140	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (Unrefunded Bal. Rev. Pool Prog.), Ser. 2001-7, 5.25%, due 2/1/16	140
		21,409
Michigan (2.5%)
1,515	Lakewood Pub. Schs. G.O. (Putters), Ser. 2008-2624Z, (LOC: JPMorgan Chase Bank N.A.), 0.12%, due 5/1/29	1,515	µ
2,000	Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%, due 11/1/20	2,017
430	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%, due 11/1/15	439
3,500	Univ. of Michigan Rev., Ser. 2012-B, (LOC: Northern Trust Co.), 0.09%, due 4/1/42	3,500	µ
		7,471
Minnesota (3.3%)
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	2,231	ß
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children's Hlth. Care Facs.), Ser. 2010-A1, (AGM Insured), 4.50%, due 8/15/24	2,555	ß
2,540	St. Paul Port Au. Lease Rev. (Office Bldg.), Ser. 2002, 5.00%, due 12/1/17	2,549
2,500	Wayzata Sr. Hsg. Enhanced Deposit Rev. (Folkestone Sr. Living Comm.), Ser. 2012-B, 4.88%, due 5/1/19	2,517	ß
		9,852
Mississippi (1.7%)
4,000	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	4,469	ß
500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008-D, 5.00%, due 8/1/15	556	ß
		5,025

Missouri (3.5%)
3,495	Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co. Proj.), Ser. 2002-B, (AGM Insured), 5.25%, due 10/1/16	3,607
750	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR (Unrefunded Bal. Drinking Wtr.), Ser. 2002-B, 5.50%, due 7/1/16	753
2,275	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	2,499	ß
145	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-II, (FHA Insured), 5.25%, due 12/1/16	145	k
110	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-III, (FHA Insured), 5.05%, due 12/1/15	110
2,965	Missouri St. Univ. Auxiliary Enterprise Sys. Rev., Ser. 2007-A, (XLCA Insured), 5.00%, due 4/1/26	3,297
		10,411
Nevada (2.0%)
1,635	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 6.50%, due 6/15/17	1,803
3,545	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	4,064
		5,867
New Hampshire (1.9%)
2,600	New Hampshire Hlth. & Ed. Facs. Au. Rev. (Dartmouth-Hitchcock Clinic), Ser. 2009, 5.00%, due 8/1/19	2,755	ß
3,000	New Hampshire Hlth. & Ed. Facs. Au. Rev. (Univ. Sys. of New Hampshire), Ser. 2011-B, 0.11%, due 7/1/33	3,000	µß
		5,755
New Jersey (5.6%)
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	2,567	ß
6,900	New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology), Ser. 2002-C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13	7,039	ß
7,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/26	7,183
		16,789
New York (11.6%)
500	JPMorganChase Putters/Drivers Trust Var. Sts. G.O. (Putters), Ser. 2012-4075, (LOC: JPMorganChase Bank N.A.), 0.12%, due 8/1/13	500	ñµ
320	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	327
2,580	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/14	2,618	ß
8,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., (Second Generation Rev. Bonds), Ser. 2010-DD1, (LOC: TD Bank N.A.), 0.09%, due 6/15/43	8,000	µ
1,200	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2002-A4, (LOC: TD Bank N.A.), 0.09%, due 11/1/29	1,200	µ
1,300	New York City Transitional Fin. Au. Rev. (NYC Rec.), Ser. 2002-3B, (LOC: Wells Fargo Bank N.A.), 0.08%, due 11/1/22	1,300	µ
60	New York G.O., Ser. 2002-C, 5.50%, due 8/1/15 Pre-Refunded 2/1/13	60
140	New York G.O. (Unrefunded Bal.), Ser. 2002-C, 5.50%, due 8/1/15	141
1,100	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	#‡
1,700	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003-A, 5.38%, due 3/15/20 Pre-Refunded 3/15/13	1,710
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/33	4,435	ß
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	2,142
2,000	New York St. Urban Dev. Corp. Rev., Ser. 2008-D, 5.25%, due 1/1/20	2,396
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/20	761
495	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/20	531
520	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/21	554
550	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/22	584
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/23	1,679	ß
3,000	Tobacco Settlement Fin. Corp., Ser. 2003-B-1C, 5.50%, due 6/1/21	3,047
2,515	Triborough Bridge & Tunnel Au. Rev., Ser. 2013-A, 4.00%, due 11/15/27	2,745
		34,730
North Carolina (3.0%)
1,835	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	1,849	ß
5,250	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser. 2009-A, 5.00%, due 1/1/26	6,025
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%, due 6/1/24	1,195
		9,069
Ohio (0.8%)
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/27	2,373

Oregon (0.2%)
500	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%, due 7/1/27	502

Pennsylvania (5.2%)
565	Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%, due 7/1/18 Pre-Refunded 7/1/13	577
435	Delaware River Joint Toll Bridge Comm. Sys. Rev. (Unrefunded Bal.), Ser. 2003, 5.25%, due 7/1/18	444
500	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.50%, due 5/1/25	506	ß
350	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.60%, due 5/1/26	356	ß
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008-A, 6.10%, due 7/1/22	2,166	ß
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	3,587
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/24	3,003	ß
1,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	996	b
275	Philadelphia Au. For Ind. Dev. Rev. (Discovery Charter Sch. Proj.), Ser. 2012, 4.00%, due 4/1/17	282	ß
895	Philadelphia Au. For Ind. Dev. Rev. (Discovery Charter Sch. Proj.), Ser. 2012, 5.00%, due 4/1/22	959	ß
415	Philadelphia Au. For Ind. Dev. Rev. (Discovery Charter Sch. Proj.), Ser. 2012, 5.50%, due 4/1/27	450	ß
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/27	2,178
		15,504
Puerto Rico (5.0%)
6,000	Puerto Rico Commonwealth Aqueduct & Swr. Au. Sr. Lien Rev., Ser. 2012-A, 4.25%, due 7/1/25	5,635
7,000	Puerto Rico Commonwealth G.O. Ref. (Pub. Imp.), Ser. 2012-A, 5.50%, due 7/1/26	7,319
750	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	754
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2011-C, 5.00%, due 8/1/21	1,197
		14,905

Rhode Island (1.4%)
4,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Rev. (Homeownership Opportunity), Ser. 2012-63-A, 3.50%, due 10/1/27	4,072

Tennessee (1.8%)
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	3,207
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev., Ser. 2006-A, 5.25%, due 9/1/23	2,317
		5,524
Texas (10.8%)
4,145	Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at Dallas-Waterview Park Proj.), Ser. 2002, (ACA Insured), 5.00%, due 1/1/23	4,158	ß
1,050	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/22	1,049	ß
1,935	Dallas-Fort Worth Int'l Arpt. Imp. Rev., Ser. 2004-B, (AGM Insured), 5.50%, due 11/1/18	2,076
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/42	2,063	ß
500	Gulf Coast Ind. Dev. Au. Rev. (CITGO Petroleum Proj.), Ser. 1995, 4.88%, due 5/1/25	508	ß
4,000	Gulf Coast Waste Disp. Au. Rev. (Exxon Mobil Proj.), Ser. 2000, 0.12%, due 6/1/30	4,000	µß
2,300	Harris Co. Perm. Imp. Ref. G.O., Ser. 2008-B, 5.00%, due 10/1/19 Pre-Refunded 10/1/18	2,820
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33	3,312
610	HFDC Ctr. Texas, Inc. Retirement Fac. Rev., Ser. 2006-A, 5.25%, due 11/1/15	631	ß
650	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation), Ser. 2012-A, 4.00%, due 2/15/22	676	ß
1,000	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation), Ser. 2012-A, 5.00%, due 2/15/32	1,088	ß
1,000	Houston Pub. Imp. Ref. G.O., Ser. 2008-A, 5.00%, due 3/1/20	1,180
3,000	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/23	3,588
950	Northwest Texas Independent Sch. Dist. Sch. Bldg., Ser. 2002, (PSF Insured), 5.50%, due 8/15/17 Pre-Refunded 2/15/13	951
50	Northwest Texas Independent Sch. Dist. Sch. Bldg. (Unrefunded Bal.), Ser. 2002, (PSF Insured), 5.50%, due 8/15/17	50
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards Univ. Proj.), Ser. 2007, 5.00%, due 6/1/19	555	ß
1,000	Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 2/1/16 Pre-Refunded 2/1/13	1,000
1,085	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13	1,104	ß
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,346
		32,155
Utah (2.2%)
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,541	ß
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20	1,373
445	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.00%, due 7/1/20	473
400	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.25%, due 7/1/21	431
575	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.45%, due 7/1/22	619
		6,437

Vermont (0.6%)
1,600	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2012-A, 5.00%, due 6/15/21	1,703

Virginia (0.7%)
1,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/22	1,006	ß
1,000	Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev. (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005, 5.00%, due 11/1/22	1,038	ß
		2,044
Washington (2.4%)
1,000	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2003, 6.00%, due 12/1/23	1,028
1,600	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%, due 12/1/25	1,776
1,625	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2003, 6.00%, due 12/1/18	1,679
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/29	2,804	ß
		7,287
West Virginia (0.4%)
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser. 2008, 5.00%, due 7/1/19	1,183

Wisconsin (4.2%)
1,100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College), Ser. 2010-A, 6.13%, due 6/1/35	1,251	ß
1,225	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College), Ser. 2010-A, 6.13%, due 6/1/39	1,389	ß
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Franciscan Sisters Hlth. Care), Ser. 2007, 5.00%, due 9/1/14	1,061	ß
5,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 2008-B3, 5.00%, due 10/1/30	5,549	ß
3,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2009, 5.63%, due 12/1/29	3,330	ß
		12,580
Wyoming (1.7%)
4,895	Wyoming Comm. Dev. Au. Hsg. Rev., Ser. 2006-6, 5.00%, due 12/1/21	5,027

Other (0.8%)
3,000	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	2,436	#

	Total Investments (157.7%) (Cost $436,667)	471,503	##

	Cash, receivables and other assets, less liabilities (2.3%)	6,861

	Liquidation Value of Auction Market Preferred Shares [(60.0%)]	(179,400)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$298,964

See Notes to Schedule of Investments

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 inputs used by an independent pricing service to value municipal securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (each Fund’s Board of Directors, a “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2013:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
California
Investments:
Municipal Notes^	$—	$146,760	$—	$146,760
Total Investments	—	146,760	—	146,760
Intermediate

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Municipal Notes^	—	471,503	—	471,503
Total Investments	—	471,503	—	471,503
New York
Investments:
Municipal Notes^	—	121,080	—	121,080
Miscellaneous^	—	1,920	—	1,920
Total Investments	—	123,000	—	123,000

	^	The Schedule of Investments provides information on the state categorization for the portfolio.

The Funds had no transfers between Levels 1 and 2 during the period ended January 31, 2013.

##	At January 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$139,698	$7,710	$648	$7,062
Intermediate	436,673	37,437	2,607	34,830
New York	119,534	5,770	2,304	3,466

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2013, these securities amounted to approximately $210,000 or 0.2% of net assets applicable to common shareholders for California, approximately $500,000 or 0.2% of net assets applicable to common shareholders for Intermediate and approximately $1,920,000 or 2.6% of net assets applicable to common shareholders for New York.

Ø
All or a portion of this security was purchased on a when-issued basis.  At January 31, 2013, these securities amounted to $2,018,000 or 2.3% of net assets applicable to common shareholders for California.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2013, and at their final maturity dates.

b	Currently a zero coupon security; will convert to 6.00% on December 1, 2015.

c	Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

d	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

e	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

h	Currently a zero coupon security; will convert to 6.75% on August 1, 2015.

i	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

j	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

k	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

l	Security is subject to a guarantee provided by State Street Bank and Trust Company, backing 100% of the total principal.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

*	Security did not produce income during the last twelve months.

‡	Security had an event of default.

#
Restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be illiquid.

At January 31, 2013, these securities amounted to approximately $2,436,000 or 0.8% of net assets applicable to common shareholders for Intermediate and approximately $0 or 0.0% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of January 31, 2013	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of January 31, 2013
Intermediate	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	$1,100	0.4%	$0	0.0%

	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0%	2,436	0.8%

New York	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9%	0	0.0%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.

By:      /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 29, 2013

By:  John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 29, 2013